Other operating costs - Summary of number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Number of employees, year end	31,654	31,425	29,450
Average number of employees	31,807	30,845	28,563
UK
Disclosure of operating segments [line items]
Number of employees, year end	13,477	13,956	12,572
Average number of employees	13,919	13,439	12,024
US
Disclosure of operating segments [line items]
Number of employees, year end	18,177	17,469	16,878
Average number of employees	17,888	17,406	16,539